Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 20% Portfolio

September 30, 2019

VF20-QTLY-1119
1.837319.113

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 21.8%
	Shares	Value
Fidelity Contrafund (a)	339,888	$4,370,956
Fidelity Diversified International Fund (a)	86,711	3,235,172
Fidelity Emerging Asia Fund (a)	35,036	1,509,007
Fidelity Emerging Markets Discovery Fund (a)	188,499	2,524,007
Fidelity Emerging Markets Fund (a)	350,054	11,121,208
Fidelity Equity-Income Fund (a)	73,402	4,363,039
Fidelity Europe Fund (a)	41,219	1,438,947
Fidelity Global Commodity Stock Fund (a)	306,256	3,678,138
Fidelity Gold Portfolio (a)	338,723	7,526,434
Fidelity International Capital Appreciation Fund (a)	43,989	963,807
Fidelity International Discovery Fund (a)	62,696	2,640,131
Fidelity International Enhanced Index Fund (a)	315,462	2,911,711
Fidelity International Small Cap Fund (a)	66,630	1,731,056
Fidelity International Small Cap Opportunities Fund (a)	89,380	1,659,785
Fidelity International Value Fund (a)	258,985	2,066,701
Fidelity Japan Fund (a)	437,752	6,688,856
Fidelity Japan Smaller Companies Fund (a)	182,710	3,098,762
Fidelity Low-Priced Stock Fund (a)	89,975	4,037,173
Fidelity Mega Cap Stock Fund (a)	427,737	6,223,571
Fidelity Overseas Fund (a)	215,860	10,393,639
Fidelity Pacific Basin Fund (a)	26,533	835,536
Fidelity Real Estate Investment Portfolio (a)	173,170	8,109,568
Fidelity Stock Selector All Cap Fund (a)	1,707,336	78,725,253
Fidelity Value Discovery Fund (a)	73,297	2,080,895
TOTAL EQUITY FUNDS
(Cost $165,810,450)		171,933,352

Fixed-Income Funds - 52.1%
Fidelity Floating Rate High Income Fund (a)	971,707	9,202,061
Fidelity Inflation-Protected Bond Index Fund (a)	4,033,836	41,104,792
Fidelity Long-Term Treasury Bond Index Fund (a)	1,131,407	16,824,018
Fidelity New Markets Income Fund (a)	522,092	7,716,520
Fidelity U.S. Bond Index Fund (a)	27,953,351	334,881,142
TOTAL FIXED-INCOME FUNDS
(Cost $385,266,485)		409,728,533

Money Market Funds - 26.0%
Fidelity Cash Central Fund 1.96% (b)	76,599,433	76,614,753
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.01% (a)(c)	128,091,473	128,129,901
TOTAL MONEY MARKET FUNDS
(Cost $204,732,692)		204,744,654
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.82% to 2.07% 10/17/19 to 12/26/19 (d)
(Cost $838,084)	840,000	838,248
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $756,647,711)		787,244,787
NET OTHER ASSETS (LIABILITIES) - 0.0%		(49,053)
NET ASSETS - 100%		$787,195,734

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	19	Dec. 2019	$2,829,575	$33,362	$33,362
ICE E-mini MSCI EAFE Index Contracts (United States)	156	Dec. 2019	14,807,520	170,382	170,382
TOTAL FUTURES CONTRACTS					$203,744

The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $838,248.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$735,815
Total	$735,815

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$4,232,782	$312,042	$871,710	$39,954	$(2,095)	$699,937	$4,370,956
Fidelity Diversified International Fund	4,430,870	37,284	1,823,045	--	(429,348)	1,019,411	3,235,172
Fidelity Emerging Asia Fund	--	1,496,725	80,320	--	855	91,747	1,509,007
Fidelity Emerging Markets Discovery Fund	--	2,616,888	140,241	--	987	46,373	2,524,007
Fidelity Emerging Markets Fund	--	10,838,169	579,950	--	6,233	856,756	11,121,208
Fidelity Equity-Income Fund	4,206,824	355,604	871,717	83,512	(48,065)	720,393	4,363,039
Fidelity Europe Fund	1,656,737	53,639	434,998	--	(68,665)	232,234	1,438,947
Fidelity Floating Rate High Income Fund	7,365,560	2,128,762	511,872	297,580	(3,648)	223,259	9,202,061
Fidelity Global Commodity Stock Fund	3,425,312	257,756	254,668	--	(3,017)	252,755	3,678,138
Fidelity Gold Portfolio	--	7,841,130	42,353	--	(247)	(272,096)	7,526,434
Fidelity Inflation-Protected Bond Index Fund	30,747,046	18,821,792	10,400,342	92,186	(284,652)	2,220,948	41,104,792
Fidelity International Capital Appreciation Fund	1,057,683	33,875	318,792	--	30,960	160,081	963,807
Fidelity International Discovery Fund	3,659,396	62,717	1,511,905	--	(328,923)	758,846	2,640,131
Fidelity International Enhanced Index Fund	3,432,947	99,581	904,556	--	(127,121)	410,860	2,911,711
Fidelity International Small Cap Fund	1,437,579	230,659	85,229	--	1,437	146,610	1,731,056
Fidelity International Small Cap Opportunities Fund	1,812,941	58,029	439,685	--	61,946	166,554	1,659,785
Fidelity International Value Fund	2,313,061	73,081	523,638	--	(93,449)	297,646	2,066,701
Fidelity Investments Money Market Government Portfolio Institutional Class 1.90%	83,379,133	9,869,593	93,248,726	679,398	--	--	--
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.01%	122,641,026	16,400,552	10,923,922	2,200,370	475	11,770	128,129,901
Fidelity Japan Fund	5,766,339	611,769	624,899	--	(7,329)	942,976	6,688,856
Fidelity Japan Smaller Companies Fund	2,766,230	--	--	--	--	332,532	3,098,762
Fidelity Long-Term Treasury Bond Index Fund	20,962,126	5,281,590	11,551,369	311,885	(373,632)	2,505,303	16,824,018
Fidelity Low-Priced Stock Fund	4,156,325	575,610	871,655	303,581	(71,064)	247,957	4,037,173
Fidelity Mega Cap Stock Fund	6,104,354	900,442	1,307,176	492,211	(122,931)	648,882	6,223,571
Fidelity New Markets Income Fund	3,447,653	4,600,532	487,707	265,596	(12,981)	169,023	7,716,520
Fidelity Overseas Fund	5,037,536	5,178,541	1,259,040	--	(104,321)	1,540,923	10,393,639
Fidelity Pacific Basin Fund	849,900	29,309	187,985	--	4,878	139,434	835,536
Fidelity Real Estate Investment Portfolio	744,366	7,038,677	253,294	259,149	3,294	576,525	8,109,568
Fidelity Stock Selector All Cap Fund	81,595,573	5,374,885	24,165,267	(3,617)	(74,613)	15,994,675	78,725,253
Fidelity U.S. Bond Index Fund	317,264,615	42,223,178	43,578,975	6,599,300	(381,426)	19,353,750	334,881,142
Fidelity Value Discovery Fund	2,090,155	163,491	435,199	27,914	(6,955)	269,403	2,080,895
Total	$726,584,069	$143,565,902	$208,690,235	$11,649,019	$(2,433,417)	$50,765,467	$709,791,786

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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